Computation of Earnings Per Share (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 775,359	$ 1,029,853	$ 847,063	$ 914,749	$ 774,427	$ 871,683	$ 904,834	$ 734,739	$ 3,567,024	$ 3,285,683
Weighted average shares, basic									1,883,375	1,890,449
Effect of dilutive securities									447
Weighted average shares, diluted									1,883,822	1,890,449
Basic Earnings Per Share	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74